Equity (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Authorized shares	4,000,000,000	4,000,000,000
Common Stock [Member]
Disclosure of classes of share capital [line items]
Issued and paid stock	660,800,003	660,800,003
Preference Shares [Member]
Disclosure of classes of share capital [line items]
Issued and paid stock	336,187,285	336,187,285